Consolidated statement of cash flows (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ifrs Statement [LineItems]
Right-of-use assets recognized	R$ 731,896	R$ 1,179,931	R$ 2,037,779
Payment for acquisition of assets in installments	R$ 763,783	R$ 1,330,439	R$ 860,551